Mineral Properties and Exploration Expenses (Schedule of Net Book Value of Assets Transferred on Sale) (Details) (AGC Resources LLC [Member], USD $)	Jun. 14, 2011
AGC Resources LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reclamation bonds	$ 245,221
Buildings and equipment	753,605
Participating interest in mineral property	1,758,685
Net book value of the assets transferred	$ 2,757,511